Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 15,097,056	$ 12,484,639	$ 7,149,900
Cost of sales:	9,973,211	7,152,307	3,801,985
Total cost of sales	9,973,211	7,152,307	3,801,985
Gross profit	5,123,845	5,332,332	3,347,915
Operating expenses:
Amortization of operating lease right-of-use assets (Note 14)	28,935	40,851	54,071
Depreciation and amortization (Notes 5 and 6)	557,267	565,540	564,628
Directors fees	8,970	8,000	8,248
General and administrative (Note 17)	760,936	604,882	528,708
Salaries, wages, consultants and benefits	751,811	693,964	470,658
Selling and marketing	1,039,713	641,393	397,948
Stock awareness program (Note 18)	161,332	402,845
Stock-based compensation (Note 10)	696,248	660,266	158,883
Content and software development (Note 8)	2,496,877	1,678,848	1,149,902
Total operating expenses	6,502,089	5,296,589	3,333,046
(Loss) Income before other income (expense) and income taxes	(1,378,244)	35,743	14,869
Other income (expense):
Foreign exchange loss	(142,857)	(69,835)	32,856
Gain on derivative liability – warrants (Note 10(c))	23,314	60,207
Interest and other income	185	241	1,003
Net (loss) income before income taxes	(1,497,602)	26,356	48,728
Provision for income taxes (Note 13)	(60,010)	(6,178)	55,243
Deferred taxation recovery (expense) (Note 13)	210,499	(210,499)
Net (loss) income after tax	(1,347,113)	(190,321)	103,971
Other comprehensive income (loss)
Comprehensive (loss) income	$ (1,347,113)	$ (190,321)	$ 103,971
Basic and diluted (loss) income per common share (Note 2)	$ (0.01)	$ (0.00)	$ 0.00
Weighted average common shares outstanding, basic (Note 2)	131,481,983	131,340,989	131,124,989
Weighted average common shares outstanding, diluted (Note 2)	131,481,983	131,340,989	131,124,989
Advertising [Member]
Revenue:
Total revenue	$ 14,425,918	$ 12,194,518	$ 6,731,570
Programmatic [Member]
Revenue:
Total revenue	361,394	58,507	18,365
Content [Member]
Revenue:
Total revenue	$ 309,744	$ 231,614	$ 399,965